UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gluskin Sheff + Associates Inc.
Address:  Bay Adelaide Centre, Suite 5100
          333 Bay Street, Toronto, ON M5H 2R2
          Canada

Form 13F File Number: 28-13431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Amy Aubin
Title: Chief Compliance Officer
Phone: 416-681-8013

Signature, Place, and Date of Signing:

    /s/ Amy Aubin          Toronto, Ontario, Canada      November 5, 2012
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number   Name
28-_________________   NOT APPLICABLE

[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE
                                         ------------------------
Form 13F Information Table Entry Total:  124
                                         ------------------------
Form 13F Information Table Value Total:  1,012,758 (in thousands)
                                         ------------------------

List of Other Included Managers: NOT APPLICABLE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number  Name
NONE  28-NONE               NONE

[Repeat as necessary.]

GLUSKIN SHEFF + ASSOCIATES INC. U.S. SECURITY HOLDINGS

          COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ ----------------- ---------  --------  ------------------ ---------- -------- ----------------
                                                             VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ ----------------- ---------  --------  --------- --- ---- ---------- -------- ---- ------ ----
ABBOTT LABORATORIES            COM               002824100  12,998.2    192,819 SH       SOLE
ACCENTURE LTD. - CLASS 'A'     SHS CLASS A       G1151C101   9,986.3    145,030 SH       SOLE
AEROPOSTALE INC.               COM               007865108     613.8     46,140 SH       SOLE
ALLIANCE DATA SYSTEMS CORP     COM               18581108    3,722.4     26,670 SH       SOLE
AMERICAN EXPRESS COMPANY       COM               25816109    2,269.8     40,600 SH       SOLE
AMERICAN INTERNATIONAL GROUP   COM NEW           026874784   2,506.7     77,750 SH       SOLE
AMERICAN TOWER REIT INC.       COM               03027X100  24,681.6    351,620 SH       SOLE
ANADARKO PETROLEUM CORP.       COM               32511107    2,167.0     31,520 SH       SOLE
ANHEUSER-BUSCH INBEV SPN ADR   SPONSORED ADR     03524A108  21,775.7    257,790 SH       SOLE
APPLE INC.                     COM               37833100   30,114.3     45,911 SH       SOLE
APPROACH RESOURCES INC.        COM               03834A103   1,162.1     39,240 SH       SOLE
ASHLAND INC.                   COM               044209104  13,519.0    192,030 SH       SOLE
AUTONATION INC.                COM               05329W102   2,040.0     47,510 SH       SOLE
BABCOCK & WILCOX CO/THE        COM               05615F102   1,501.3     59,950 SH       SOLE
BANK OF AMERICA CORP.          COM               060505104   1,950.5    224,660 SH       SOLE
BEAM INC.                      COM               73730103    4,379.5     77,410 SH       SOLE
BERKSHIRE HATHAWAY INC. CL B   CL B NEW          84670702   29,541.9    340,650 SH       SOLE
BHP BILLITON LTD-SPON ADR      SPONSORED ADR     088606108   1,598.8     23,700 SH       SOLE
BILL BARRETT CORP.             COM               06846N104     515.8     21,180 SH       SOLE
BLOOMIN BRANDS INC             COM               094235108   8,503.7    525,750 SH       SOLE
BROOKFIELD INFRASTRUCTURE P LP LP INT UNIT       G16252101  28,301.9    809,680 SH       SOLE
BROOKFIELD RESIDENTIAL PROP.IN COM               11283W104   3,743.9    272,366 SH       SOLE
CABOT OIL & GAS CORP.          COM               127097103   1,150.0     26,050 SH       SOLE
CARDINAL HEALTH INC.           COM               14149Y108  13,963.1    364,410 SH       SOLE
CBS CORPORATION                CL B              124857202  15,985.3    447,500 SH       SOLE
CHIPOTLE MEXICAN GRILL 'A'     COM               169656105   1,945.1      6,230 SH       SOLE
CINEDIGM DIGITAL CINEMA - A    COM               172407108      28.3     21,351 SH       SOLE
COCA-COLA COMPANY              COM               191216100   8,823.5    236,590 SH       SOLE
COMCAST CORPORATION 'A'        CL A              20030N101   1,908.4     54,300 SH       SOLE
COMCAST CORPORATION SPECIAL A  CL A SPL          20030N200  16,112.6    470,760 SH       SOLE
COPA HOLDINGS SA 'A'           CL A              P31076105   5,615.2     70,270 SH       SOLE
COPART INC                     COM               217204106   1,930.9     70,830 SH       SOLE
COVIDIEN PLC                   SHS               G2554F113  11,223.9    192,110 SH       SOLE
CREDICORP LTD                  COM               G2519Y108   1,404.3     11,400 SH       SOLE
CVS/CAREMARK CORPORATION       COM               126650100  11,918.8    250,350 SH       SOLE
DOLLAR TREE INC.               COM               256746108   3,793.7     79,900 SH       SOLE
DR. PEPPER SNAPPLE GROUP INC.  COM               26138E109     669.0     15,280 SH       SOLE
DRESSER-RAND GROUP INC         COM               261608103   2,235.7     41,260 SH       SOLE
EBAY INC                       COM               278642103   5,023.7    105,630 SH       SOLE
ECOLAB INC.                    COM               278865100   7,371.6    115,680 SH       SOLE
EOG RESOURCES INC.             COM               26875P101   2,516.3     22,840 SH       SOLE
EVOLUTION PETROLEUM CORP       COM               30049A107     771.1     97,060 SH       SOLE
EXPRESS SCRIPTS INC.           COM               30219G108  15,999.8    259,818 SH       SOLE
EXXON MOBIL CORPORATION        COM               30231G102   4,496.2     50,003 SH       SOLE
FACEBOOK INC - A               CL A              30303M102     997.3     46,830 SH       SOLE
FIRST REPUBLIC BANK/CA         COM               33616C100   2,355.5     69,520 SH       SOLE
FISERV INC.                    COM               337738108     639.1      8,780 SH       SOLE
FLOWSERVE CORP.                COM               34354P105  11,075.4     88,180 SH       SOLE
FREEPORT McMORAN COPPER & GOLD COM               35671D857   1,119.6     28,770 SH       SOLE
GENERAL GROWTH PROPERTIES      COM               370023103  26,256.7  1,370,850 SH       SOLE
GENERAL MOTORS 4.75% PFD B     JR PFD CNV SRB    37045V209  10,750.3    293,280 SH       SOLE
GENUINE PARTS CO.              COM               372460105   8,381.8    139,680 SH       SOLE
GLAXOSMITHKLINE PLC SPONS ADR  SPONSORED ADR     37733W105   1,273.0     28,000 SH       SOLE
GOOGLE INC. 'A'                CL A              38259P508   3,448.2      4,648 SH       SOLE
GRANITE REAL ESTATE INC.       COM               387431109  16,053.1    454,780 SH       SOLE
HALCON RESOURCES CORP          COM NEW           40537Q209   1,503.3    208,580 SH       SOLE
HEICO CORP- CLASS A            CL A              422806208   2,566.7     85,560 SH       SOLE
HERSHEY COMPANY                COM               427866108   4,900.8     70,310 SH       SOLE
HOME DEPOT INC.                COM               437076102  14,161.8    238,580 SH       SOLE
HSN INC                        COM               404303109   4,569.6     94,750 SH       SOLE
HYATT HOTELS CORP 'A'          COM CL A          448579102   9,028.5    228,700 SH       SOLE
INT'L. BUSINESS MACHINES       COM               459200101  29,121.4    142,770 SH       SOLE
ISHARES COMEX GOLD TRUST       ISHARES           464285105   2,625.2    154,600 SH       SOLE
ISHARES RUSSELL 2000 $75 PUT 1 PUT               464287955     414.9      4,220 SH       SOLE
JOHNSON & JOHNSON              COM               478160104  17,780.3    262,419 SH       SOLE
JP MORGAN CHASE & CO.          COM               46625H100   1,767.9     44,418 SH       SOLE
KRAFT FOODS INC - CLASS A      CL A              50075N104  24,685.2    607,154 SH       SOLE
LAREDO PETROLEUM HOLDINGS INC. COM               516806106   1,275.3     59,010 SH       SOLE
LKQ CORP.                      COM               501889208   8,286.5    456,170 SH       SOLE
LOEWS CORP                     COM               540424108   1,786.2     44,030 SH       SOLE
LOWE'S COS INC.                COM               548661107  11,318.3    380,660 SH       SOLE
MARATHON OIL CORP.             COM               565849106   2,145.1     73,780 SH       SOLE
MARTIN MARIETTA MATERIALS      COM               573284106   2,541.4     31,190 SH       SOLE
MATTEL INC.                    COM               577081102   7,637.4    218,990 SH       SOLE
MCDONALDS CORP.                COM               580135101  10,834.2    120,096 SH       SOLE
MCGRAW-HILL COMPANIES INC      COM               580645109  12,393.6    230,900 SH       SOLE
MELCO CROWN ENTERTAINMENT      ADR               585464100   2,743.6    207,000 SH       SOLE
MICHAEL KORS HLDGS LTD         SHS               G60754101   6,097.9    116,620 SH       SOLE
MICROS SYSTEMS INC             COM               594901100   2,235.6     46,250 SH       SOLE
MICROSOFT CORPORATION          COM               594918104  13,069.8    446,656 SH       SOLE
MORGAN STANLEY CHINA A SHARE   COM               617468103   1,469.4     80,000 SH       SOLE
MOTOROLA SOLUTIONS INCM        COM NEW           620076307  18,055.1    363,260 SH       SOLE
MUELLER WATER PRODUCTS INC-A   COM SER A         624758108     600.7    124,680 SH       SOLE
NATIONAL OILWELL VARCO INC.    COM               637071101   3,772.2     47,890 SH       SOLE
NETAPP INC                     COM               64110D104   2,159.6     66,800 SH       SOLE
NEXEN INC                      COM               65334H102   3,373.6    135,400 SH       SOLE
NORFOLK SOUTHERN CORP.         COM               655844108   1,554.1     24,840 SH       SOLE
OAKTREE CAPITAL GROUP LLC      UNIT 99/99/9999   674001201  13,640.4    338,361 SH       SOLE
OASIS PETROLEUM INC.           COM               674215108   1,529.9     52,800 SH       SOLE
ORACLE CORPORATION             COM               68389X105  14,596.9    471,890 SH       SOLE
PFIZER INC.                    COM               717081103  14,815.6    606,360 SH       SOLE
PHILIP MORRIS INT'L INC.       COM               718172109   2,930.9     33,143 SH       SOLE
POLARIS INDUSTRIES, INC.       COM               731068102  14,903.5    187,430 SH       SOLE
QUALCOMM INC.                  COM               747525103   2,831.6     46,100 SH       SOLE
RANGE RESOURCES CORP           COM               75281A109   4,594.6     66,880 SH       SOLE
REINSURANCE GROUP OF AMERICA A COM NEW           759351604     960.4     16,879 SH       SOLE
RESEARCH IN MOTION             COM               760975102   1,486.8    201,620 SH       SOLE
RETAIL OPPORTUNITY INVESTMENT  COM               76131N101   7,303.8    577,180 SH       SOLE
RIO TINTO PLC - SPON ADR       SPONSORED ADR     767204100   1,333.3     29,000 SH       SOLE
RUTH'S HOSPITALITY GROUP INC.  COM               783332109   1,197.5    190,610 SH       SOLE
SANDERSON FARMS INC.           COM               800013104   2,003.6     45,930 SH       SOLE
SHUFFLE MASTER INC.            COM               825549108   1,712.5    110,161 SH       SOLE
SIRIUS XM RADIO INC.           COM               82967N108   9,530.2  3,742,310 SH       SOLE
SKYWORKS SOLUTIONS INC.        COM               83088M102   2,874.8    124,100 SH       SOLE
SPDR GOLD TRUST                GOLD SHS          78463V107   2,212.7     13,092 SH       SOLE
SPROTT PHYSICAL GOLD TRUST     UNIT              85207H104     208.6     13,960 SH       SOLE
STANLEY BLACK & DECKER INC.    COM               854502101   1,946.3     25,960 SH       SOLE
STARBUCKS CORP.                COM               855244109  25,876.0    518,970 SH       SOLE
TARGET CORP.                   COM               87612E106  15,470.0    247,890 SH       SOLE
TEVA PHARMACEUTICAL INDS.ADR   ADR               881624209     855.0     21,000 SH       SOLE
TORCHMARK CORP                 COM               891027104   2,987.5     59,170 SH       SOLE
TORO CO                        COM               891092108   5,811.5    148,580 SH       SOLE
TYCO INTERNATIONAL LTD.        SHS               H89128104  13,719.3    248,010 SH       SOLE
VIACOM INC. 'B'                CL B              92553P201  22,150.7    420,380 SH       SOLE
VODAFONE GROUP PLC SP ADR      SPONS ADR NEW     92857W209  21,512.9    767,700 SH       SOLE
VORNADO REALTY TRUST           SH BEN INT        929042109  10,685.9    134,090 SH       SOLE
WAL-MART STORES INC.           COM               931142103   5,152.0     71,000 SH       SOLE
WALT DISNEY CO.                COM DISNEY        254687106  24,781.9    482,100 SH       SOLE
WELLS FARGO COMPANY            COM               949746101  18,945.5    558,017 SH       SOLE
WHITING PETROLEUM CORP.        COM               966387102   4,953.5    106,330 SH       SOLE
WILLIAMS COS INC               COM               969457100  13,812.8    401,720 SH       SOLE
WOLVERINE WORLD WIDE INC.      COM               978097103   5,535.3    126,880 SH       SOLE
WYNN RESORTS LTD.              COM               983134107  51,040.2    449,670 SH       SOLE
YAHOO! INC.                    COM               984332106  15,547.9    989,850 SH       SOLE

                               $ VALUE (IN THOUSANDS)      1,012,758  # SECURITIES        124